Fair Value Measurement - Fair value of the convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value Measurement
Convertible bonds, current portion	¥ 648,570	$ 91,349	¥ 13,885,751
Level 2
Fair Value Measurement
Time deposits and held-to-maturity debt securities - current	139,740,216		113,872,353
Time deposits and held-to-maturity debt securities - other non-current	28,784,997		11,040,283
Convertible bonds, current portion	2,229,777		13,093,448
Convertible bonds	¥ 5,413,685		¥ 3,056,964